Share-Based Compensation - Summary of Incentive Unit Activity (Detail) - Incentive Units [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of Units
Outstanding Beginning Balance		413,266
Granted		9,132
Forfeited		(19,541)
Cancelled	(402,857)	(402,857)
Outstanding Ending Balance			413,266
Weighted Average Strike Price
Outstanding Beginning Balance		$ 2.75
Granted		1.28
Forfeited		4.99
Cancelled		$ 2.62
Outstanding Ending Balance			$ 2.75
Weighted Average Contractual Term
Outstanding Beginning Balance			9 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding Beginning Balance		$ 779
Outstanding Ending Balance			$ 779